Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Prepaid expenses	2,564	4,548
Advance to employees	787	615
Rental and other deposits	409	291
Interests receivable	3,327	530
Receivable from a broker for exercise of employee stock options	1,890	2,718
Others	718	524

	9,695	9,226